Related Parties	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Parties
NOTE 32. RELATED PARTIES
Enerflex transacts with certain related parties as a normal course of business. Related parties include Roska DBO, the Company’s 45 percent equity investment, the Company’s 50 percent controlling interest in Geogas consortium, and the Company’s 65 percent interest in a joint venture in Brazil.
On December 22, 2020, Enerflex entered into an agreement to terminate an entity and to purchase the assets of that entity for net consideration of $6.7 million Brazilian real ($1.7 million Canadian dollars). This purchase was recorded as a transaction between shareholders. The entity had previously been fully consolidated and a non-controlling
interest had been recorded in equity and net earnings. Upon termination of the entity, the related non-controlling
interest was reduced to nil, and a retained earnings adjustment of $0.2 million was recorded to reflect the difference between the purchase price and the amount by which the non-controlling
interest was adjusted.
All
 transactions occurring with related parties were in the normal course of business operations under the same terms and conditions as transactions with unrelated companies. A summary of the financial statement impacts of all transactions with all related parties is as follows:

Years ended December 31,	2021	2020	2019
Associate – Roska DBO
Revenue	$352	$558	$509
Purchases	—	—	—
Accounts receivable	128	1	4
Accounts Payable	—	56	—

Joint Operation – Geogas
Revenue	$—	$—	$62
Purchases	—	—	74
Accounts receivable	—	—	19
Accounts payable	—	—	—
All related party transactions are settled in cash.
There were no transactions with the joint venture in Brazil.
The remuneration of directors and other key management personnel was as follows:

Years ended December 31,	2021	2020	2019
Short-term compensation	$5,711	$6,344	$4,747
Post-employment compensation	580	515	413
Share-based payments	6,979	8,011	7,857
The remuneration of directors and key executives is determined by the Board of Directors having regard to the performance of individuals and market trends.